Cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash [Abstract]
Schedule of Cash on Hand and Demand Deposits	Cash primarily consist of the following currencies:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
RMB	$30,470	$22,125
HKD	*	2
USD	3,717	3,729
Total	$34,187	$25,856
*	represents amount less than $1,000.